Summary of Products Supplied Under Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	$ 4,815	$ 2,193
Total Deferred Revenues Non Current	1,493	3,289
Total Deferred Revenues	6,308	5,482
Total	5,260	3,652	$ 532
License Strongbridge Agreement [Member]
IfrsStatementLineItems [Line Items]
Total		68	74
License Novo Amendment [Member]
IfrsStatementLineItems [Line Items]
Total	1,670	843
Development Services Novo Amendment [Member]
IfrsStatementLineItems [Line Items]
Total	3,337
Novo Supply Agreement [Member]
IfrsStatementLineItems [Line Items]
Total		2,370	129
Royalties Strongbridge Agreement [Member]
IfrsStatementLineItems [Line Items]
Total		56	45
Royalties Novo Amendement [Member]
IfrsStatementLineItems [Line Items]
Total	68	11
Novo Supply Agreements [Member]
IfrsStatementLineItems [Line Items]
Total	185	304	$ 284
Novo Amendment [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	4,791	2,193
Total Deferred Revenues Non Current	23	3,289
Total Deferred Revenues	4,814	$ 5,482
CH Agreement [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	24
Total Deferred Revenues Non Current	1,334
Total Deferred Revenues	1,358
NK License Agreement [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues
Total Deferred Revenues Non Current	136
Total Deferred Revenues	$ 136